UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ]is a restatement.
                                 [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Marvin & Palmer Associates, Inc.
Address:  1201 N. Market Street
          Suite 2300
          Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karen T. Buckley
Title:    Chief Financial Officer - Principal
Phone:    (302) 573-3570

Signature, Place, and Date of Signing:

/s/Karen T. Buckley      Wilmington, Delaware          August 4, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

    Form 13F File NumberName

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   138

Form 13F Information Table Value Total:   $1,945,175
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No. Form 13F File Number Name


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             Column 1              Column 2   Column 3   Column 4        Column 5  Column 6    Column 7           Column 8
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                                                                         SHRS OR
         NAME OF ISSUER            TITLE OF                 VALUE        SH/PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
                                    CLASS       CUSIP      (x$1000)      PRN AMT  DISCRETION  MANAGERS -----------------------------
                                                                         PRN CALL                         SOLE    SHARED    NONE
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
Abbott Laboratories                  Com    002824100      $16,262        345,700    Sole                345,700
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Abbott Laboratories                  Com    002824100       $4,064         86,400    Sole                                   86,400
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Amazon.com, Inc.                     Com    023135106      $57,725        690,000    Sole                690,000
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Amazon.com, Inc.                     Com    023135106      $14,189        169,600    Sole                                  169,600
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Anadarko Petroleum Corp              Com    032511107      $21,987        484,400    Sole                484,400
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Anadarko Petroleum Corp              Com    032511107       $7,362        162,200    Sole                                  162,200
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Apple Computer, Inc.                 Com    037833100      $37,132        260,700    Sole                260,700
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Apple Computer, Inc.                 Com    037833100       $9,101         63,900    Sole                                   63,900
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AutoDesk, Inc.                       Com    052769106      $25,431      1,339,900    Sole              1,339,900
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AutoDesk, Inc.                       Com    052769106       $6,026        317,500    Sole                                  317,500
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Best Buy Company, Inc.               Com    086516101       $8,446        252,200    Sole                252,200
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Best Buy Company, Inc.               Com    086516101       $2,194         65,500    Sole                                   65,500
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Broadcom Corporation                 Com    111320107      $42,879      1,729,700    Sole              1,729,700
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Broadcom Corporation                 Com    111320107       $9,998        403,300    Sole                                  403,300
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Charles Schwab                       Com    808513105       $4,736        270,000    Sole                270,000
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Charles Schwab                       Com    808513105       $1,877        107,000    Sole                                  107,000
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Cia Siderurgica Nacional - ADR       ADR    20440W105      $16,242        726,700    Sole                726,700
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Cia Siderurgica Nacional - ADR       ADR    20440W105       $7,793        348,700    Sole                                  348,700
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Cisco Systems                        Com    17275R102      $12,018        644,400    Sole                644,400
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Cisco Systems                        Com    17275R102       $2,253        120,800    Sole                                  120,800
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Clorox Company                       Com    189054109      $12,277        219,900    Sole                219,900
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Clorox Company                       Com    189054109       $3,233         57,900    Sole                                   57,900
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CME Group Inc                        Com    12572Q105      $20,518         65,950    Sole                 65,950
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CME Group Inc                        Com    12572Q105       $5,025         16,150    Sole                                   16,150
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Coca-Cola Company                    Com    191216100      $11,927        246,500    Sole                246,500
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Coca-Cola Company                    Com    191216100       $2,822         58,300    Sole                                   58,300
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Cognizant Technology Solutions       Com    192446102      $36,515      1,367,600    Sole              1,367,600
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Cognizant Technology Solutions       Com    192446102       $8,253        309,100    Sole                                  309,100
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Colgate Palmolive                    Com    194162103       $9,232        130,500    Sole                130,500
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Colgate Palmolive                    Com    194162103       $2,426         34,300    Sole                                   34,300
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Corning, Inc.                        Com    219350105      $25,327      1,577,000    Sole              1,577,000
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Corning, Inc.                        Com    219350105       $5,679        353,600    Sole                                  353,600
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Credicorp Limited                    Com    G2519Y108       $3,032         52,100    Sole                 52,100
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Credicorp Limited                    Com    G2519Y108       $2,375         40,800    Sole                                   40,800
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CSX Corp                             Com    126408103      $11,653        336,500    Sole                336,500
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CSX Corp                             Com    126408103       $3,383         97,700    Sole                                   97,700
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Danaher Corporation                  Com    235851102      $28,970        469,000    Sole                469,000
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Danaher Corporation                  Com    235851102       $7,104        115,000    Sole                                  115,000
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EMC Corp.                            Com    268648102      $18,268      1,394,500    Sole              1,394,500
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EMC Corp.                            Com    268648102       $4,242        323,800    Sole                                  323,800
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First Solar, Inc.                    Com    336433107      $14,639         90,250    Sole                 90,250
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First Solar, Inc.                    Com    336433107       $3,666         22,600    Sole                                   22,600
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Fluor Corp.                          Com    343412102      $13,787        268,800    Sole                268,800
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Fluor Corp.                          Com    343412102       $3,354         65,400    Sole                                   65,400
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Freeport-McMoRan Copper & Gold       Com    35671D857      $38,527        768,850    Sole                768,850
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Freeport-McMoRan Copper & Gold       Com    35671D857       $9,110        181,800    Sole                                  181,800
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Genzyme Corp.                        Com    372917104      $15,682        281,700    Sole                281,700
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Genzyme Corp.                        Com    372917104       $4,125         74,100    Sole                                   74,100
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Gilead Sciences, Inc.                Com    375558103      $15,473        330,340    Sole                330,340
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Gilead Sciences, Inc.                Com    375558103       $3,641         77,740    Sole                                   77,740
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Goldman Sachs Group, Inc.            Com    38141G104      $74,096        502,550    Sole                502,550
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Goldman Sachs Group, Inc.            Com    38141G104      $17,560        119,100    Sole                                  119,100
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Google, Inc.                         Com    38259P508      $53,791        127,590    Sole                127,590
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Google, Inc.                         Com    38259P508      $11,543         27,380    Sole                                   27,380
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Home Depot, Inc.                     Com    437076102      $20,643        873,600    Sole                873,600
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Home Depot, Inc.                     Com    437076102       $4,922        208,300    Sole                                  208,300
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Icici Bank ADR                       ADR    45104G104      $22,546        750,900    Sole                750,900
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Icici Bank ADR                       ADR    45104G104      $11,356        378,100    Sole                                  378,100
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Infosys Technologies ADR             ADR    456788108       $5,226        142,100    Sole                142,100
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Infosys Technologies ADR             ADR    456788108       $2,567         69,800    Sole                                   69,800
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IntercontinentalExchange, Inc.       Com    45865V100      $34,786        304,500    Sole                304,500
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IntercontinentalExchange, Inc.       Com    45865V100       $8,317         72,800    Sole                                   72,800
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International Business Machines      Com    459200101      $18,185        174,150    Sole                174,150
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International Business Machines      Com    459200101       $4,208         40,300    Sole                                   40,300
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Itau Unibanco Holding SA             ADR    465562106      $35,735      2,256,625    Sole              2,256,625
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Itau Unibanco Holding SA             ADR    465562106      $18,137      1,145,350    Sole                                1,145,350
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Johnson & Johnson                    Com    478160104      $14,297        251,700    Sole                251,700
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Johnson & Johnson                    Com    478160104       $2,647         46,600    Sole                                   46,600
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Juniper Networks, Inc.               Com    48203R104      $13,494        571,800    Sole                571,800
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Juniper Networks, Inc.               Com    48203R104       $2,577        109,200    Sole                                  109,200
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Kohl's Corporation                   Com    500255104      $41,433        969,200    Sole                969,200
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Kohl's Corporation                   Com    500255104       $9,238        216,100    Sole                                  216,100
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Life Technologies Corporation        Com    53217V109      $15,453        370,400    Sole                370,400
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Life Technologies Corporation        Com    53217V109       $4,122         98,800    Sole                                   98,800
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Lowe's Companies                     Com    548661107      $29,041      1,496,200    Sole              1,496,200
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Lowe's Companies                     Com    548661107       $6,343        326,816    Sole                                  326,816
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McDermott Intl, Inc.                 Com    580037109       $8,429        415,000    Sole                415,000
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McDermott Intl, Inc.                 Com    580037109       $2,295        113,000    Sole                                  113,000
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Medco Health Solutions, Inc.         Com    58405U102       $9,938        217,900    Sole                217,900
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Medco Health Solutions, Inc.         Com    58405U102       $2,705         59,300    Sole                                   59,300
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Microsoft Corp.                      Com    594918104      $10,475        440,700    Sole                440,700
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Microsoft Corp.                      Com    594918104       $2,836        119,300    Sole                                  119,300
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Mobile Telesystems ADR               ADR    607409109      $21,759        589,200    Sole                589,200
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Mobile Telesystems ADR               ADR    607409109      $11,227        304,000    Sole                                  304,000
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Monsanto Company                     Com    61166W101      $41,659        558,400    Sole                558,400
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Monsanto Company                     Com    61166W101       $8,923        119,600    Sole                                  119,600
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Morgan Stanley                       Com    617446448      $37,596      1,318,700    Sole              1,318,700
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Morgan Stanley                       Com    617446448       $9,100        319,200    Sole                                  319,200
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Mosaic Co.                           Com    61945A107      $26,881        606,800    Sole                606,800
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Mosaic Co.                           Com    61945A107       $5,506        124,300    Sole                                  124,300
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National Oilwell Varco, Inc.         Com    637071101      $30,769        942,100    Sole                942,100
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National Oilwell Varco, Inc.         Com    637071101       $8,835        270,500    Sole                                  270,500
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NetApp, Inc.                         Com    64110D104      $26,869      1,362,500    Sole              1,362,500
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NetApp, Inc.                         Com    64110D104       $6,352        322,100    Sole                                  322,100
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Nvidia Corp.                         Com    67066G104      $15,252      1,350,900    Sole              1,350,900
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Nvidia Corp.                         Com    67066G104       $3,722        329,700    Sole                                  329,700
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Petroleo Brasileiro ADR              ADR    71654V408      $43,184      1,047,700    Sole              1,047,700
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Petroleo Brasileiro ADR              ADR    71654V408      $22,194        539,200    Sole                                  539,200
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Precision Castparts Corp.            Com    740189105      $18,323        250,900    Sole                250,900
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Precision Castparts Corp.            Com    740189105       $4,389         60,100    Sole                                   60,100
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Prudential Financial, Inc.           Com    744320102       $9,472        254,500    Sole                254,500
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Prudential Financial, Inc.           Com    744320102       $2,516         67,600    Sole                                   67,600
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Qualcomm, Inc.                       Com    747525103      $42,054        930,400    Sole                930,400
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Qualcomm, Inc.                       Com    747525103       $9,863        218,200    Sole                                  218,200
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Research in Motion ADR               Com    760975102       $8,623        121,300    Sole                121,300
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Research in Motion ADR               Com    760975102      $21,121        297,100    Sole                                  297,100
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Schlumberger Ltd.                    Com    806857108      $23,563        433,800    Sole                433,800
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Schlumberger Ltd.                    Com    806857108       $7,301        134,400    Sole                                  134,400
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Shanda Interactive Ent., Ltd. ADR    ADR    81941Q203      $10,319        197,150    Sole                197,150
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Shanda Interactive Ent., Ltd. ADR    ADR    81941Q203       $4,998         95,500    Sole                                   95,500
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Sterlite Industries India Ltd. ADR   ADR    859737207         $165         13,300    Sole                 13,300
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Stryker Corporation                  Com    863667101      $13,722        345,300    Sole                345,300
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Stryker Corporation                  Com    863667101       $3,100         78,000    Sole                                   78,000
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Taiwan Semiconductor ADR             ADR    874039100         $127         13,500    Sole                 13,500
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Target                               Com    87612E106      $14,951        378,800    Sole                378,800
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Target                               Com    87612E106       $3,793         96,100    Sole                                   96,100
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Teva Pharmaceutical Ind. ADR         ADR    881624209      $13,134        266,200    Sole                266,200
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Teva Pharmaceutical Ind. ADR         ADR    881624209       $7,317        148,300    Sole                                  148,300
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Texas Instruments, Inc.              Com    882508104      $30,761      1,444,200    Sole              1,444,200
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Texas Instruments, Inc.              Com    882508104       $6,499        305,100    Sole                                  305,100
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Transocean Ltd                       Com    H8817H100      $12,161        163,700    Sole                163,700
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Transocean Ltd                       Com    H8817H100       $1,114         15,000    Sole                                   15,000
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Visa Inc.                            Com    92826C839      $17,402        279,500    Sole                279,500
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Visa Inc.                            Com    92826C839       $4,296         69,000    Sole                                   69,000
Vivo Participacoes SA ADR            ADR    92855S200       $4,739        241,300    Sole                241,300
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Vivo Participacoes SA ADR            ADR    92855S200       $2,034        102,800    Sole                                  102,800
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Wal Mart Stores, Inc.                Com    931142103      $28,979        598,250    Sole                598,250
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Wal Mart Stores, Inc.                Com    931142103       $6,772        139,800    Sole                                  139,800
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Weatherford International Ltd.       Com    H27013103      $36,955      1,889,300    Sole              1,889,300
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Weatherford International Ltd.       Com    H27013103       $2,731        139,600    Sole                                  139,600
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Wellpoint Inc.                       Com    94973V107       $9,791        192,400    Sole                192,400
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Wellpoint Inc.                       Com    94973V107       $1,913         37,600    Sole                                   37,600
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Xilinx                               Com    983919101      $10,688        522,400    Sole                522,400
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Xilinx                               Com    983919101       $2,738        133,800    Sole                                  133,800
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XTO Energy, Inc.                     Com    98385X106      $32,066        838,000    Sole                838,000
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XTO Energy, Inc.                     Com    98385X106       $8,713        227,700    Sole                                  227,700
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Yum! Brands, Inc.                    Com    988498101      $12,826        384,700    Sole                384,700
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Yum! Brands, Inc.                    Com    988498101       $2,397         71,900    Sole                                   71,900
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